Details of Significant Accounts - Summary of Ageing Analysis of Accounts Receivables Past Due But Not Impaired (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 506	$ 15,120	$ 9,343
Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	1,112	33,252	27,475
Not past due | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	506	15,120	9,343
Up to 30 days | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	0	0
31 to 90 days | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	0	0
91 to 180 days | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	0	0
Over 181 days | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 606	$ 18,132	$ 18,132